INCOME TAXES - Summary of Income Tax Expense (Credit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense - current:
Income tax expense - current	$ 6,028	$ 11,048	$ 7,110
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(904)	(11)	360
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	(2,239)	(13,950)	869
Total income tax expense (credit)	2,885	(2,913)	8,339
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	172	6,402	1,130
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(874)	(544)	38
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	(4,535)	(9,762)	(900)
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	2,359	2,367	2,345
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	48	38	64
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	18	(2)	(3)
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	2,493	(26)	(341)
Philippine Corporate Income Tax [Member]
Income tax expense - current:
Income tax expense - current	1	59	5
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(62)	(5)	(1)
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	209	(3,774)	2,283
Philippine withholding tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	2,937	0	0
Cyprus Corporate Income Tax [Member]
Income tax expense - current:
Income tax expense - current	188	0	1,699
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	0	58	0
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	0	(64)	(606)
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	323	2,182	1,867
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	14	482	326
Income tax expense (credit) expense - deferred:
Income tax expense (credit) expense - deferred	$ (406)	$ (324)	$ 433